New standards (Tables)	12 Months Ended
Dec. 31, 2018
Statements [Line Items]
Disclosure of new standards adopted, impact summary consolidated balance sheet [Table Text Block]
	January 1, 2017
	As reported	IFRS 9	IFRS 15	Restated
Property, plant and equipment	$3,865,823	-	$87,929	$3,953,752
Deferred tax assets [1]	45,103	-	(4,941)	40,162
Deferred revenue (current)	65,619	-	21,792	87,411
Deferred revenue (non-current)	472,233	-	56,602	528,835
Deferred tax liabilities [1]	320,536	-	7,727	328,263
Reserves	(42,040)	(5,025)	(6,568)	(53,633)
Retained Earnings	216,933	5,025	3,435	225,393
[1] Refer to note 22(b) for further information

		December 31, 2017
	As reported	IFRS 9	IFRS 15	Restated
Property, plant and equipment	$3,880,894	-	$83,339	$3,964,233
Deferred tax assets	35,989	-	(4,052)	31,937
Deferred revenue (current)	49,907	-	57,287	107,194
Deferred revenue (non-current)	448,137	-	46,599	494,736
Deferred tax liabilities	302,092	-	7,311	309,403
Reserves	(10,300)	(10,424)	(5,739)	(26,463)
Retained Earnings	377,146	10,424	(26,171)	361,399

Disclosure of new standards adopted, impact summary consolidated income statement [Table Text Block]
	Twelve Months Ended December 31, 2017
	As reported	IFRS 9	IFRS 15	Restated
Revenue	$1,362,553	$—	$39,786	$1,402,339
Depreciation and amortization	292,880	—	4,590	297,470
Finance expenses	103,028	—	66,414	169,442
Other finance loss	18,401	(5,401)	—	13,000
Profit before tax	198,728	5,401	(31,218)	172,911
Tax expense	34,829	—	(1,610)	33,219
Profit for the year	163,899	5,401	(29,608)	139,692
Other comprehensive income for the year	31,740	(5,401)	831	27,170
Earnings (loss) per share - Basic and diluted	0.67	0.02	(0.12)	0.57

Disclosure of new standards adopted, impact summary consolidated cash flow [Table Text Block]
	Twelve Months Ended December 31, 2017
	As reported	IFRS 9	IFRS 15	Restated
Profit for the period	$163,899	$5,401	$(29,608)	$139,692
Tax expense	34,829	-	(1,610)	33,219
Depreciation and amortization	293,235	-	4,590	297,825
Net finance expense	100,179	-	66,414	166,593
Change in deferred revenue related to stream	(48,958)	-	(39,786)	(88,744)
Gain on investments at FVTPL	-	(3,511)	-	(3,511)
Loss on available-for-sale investments	1,970	(1,970)	-	-
Other and foreign exchange	4,230	80	-	4,310